SIGNIFICANT RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF DUE FROM RELATED PARTIES

	2023	2022
	RMB’000	RMB’000
Liping Huang (CEO’s spouse)	3,550	-
Lei Deng (legal representative of one of the subsidiaries)	1,964	-
Xiaorong Yang (legal representative of one of the subsidiaries)	3,830	-

Total	9,344	-

SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS
	2023	2022
	RMB’000	RMB’000
Amounts owed to related parties	553	1,291

	553	1,291